Schedule of Investments (unaudited)	iShares® MSCI EAFE Min Vol Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.3%
Brambles Ltd.	2,462,173	$20,548,682
Cochlear Ltd.	35,231	5,400,001
Coles Group Ltd.	1,531,129	14,860,653
Commonwealth Bank of Australia	319,888	19,678,181
CSL Ltd.	198,196	29,291,805
Insurance Australia Group Ltd.	3,073,853	11,089,035
Medibank Pvt Ltd.	14,257,310	31,113,413
Sonic Healthcare Ltd.	599,883	10,984,492
Telstra Corp. Ltd.	8,197,814	19,878,694
Transurban Group	2,414,982	18,181,162
Washington H Soul Pattinson & Co. Ltd.	222,561	4,741,407
Wesfarmers Ltd.	2,316,807	74,540,523
Woolworths Group Ltd.	1,796,143	40,206,243
		300,514,291
Belgium — 2.4%
Anheuser-Busch InBev SA/NV	248,927	14,163,462
Argenx SE(a)	99,636	46,866,945
Groupe Bruxelles Lambert NV	771,919	56,458,584
UCB SA	699,770	51,181,176
		168,670,167
Denmark — 3.3%
Carlsberg A/S, Class B	152,826	18,212,751
Chr Hansen Holding A/S	396,681	27,069,386
Genmab A/S(a)	84,212	23,805,287
Novo Nordisk A/S	1,365,546	131,742,699
Novozymes A/S, Class B	199,837	8,981,264
Tryg A/S	1,341,864	26,203,325
		236,014,712
Finland — 2.4%
Elisa OYJ	1,184,001	50,211,895
Kone OYJ, Class B	936,384	40,548,575
Nokia OYJ.	2,029,851	6,760,786
Orion OYJ, Class B	817,549	32,526,605
Sampo OYJ, Class A	921,764	36,251,880
		166,299,741
France — 7.4%
Air Liquide SA	346,167	59,316,464
BioMerieux	75,486	7,247,593
Carrefour SA	2,216,770	38,863,216
Danone SA	592,115	35,225,192
Dassault Aviation SA	124,636	24,776,291
Edenred	90,850	4,836,079
Getlink SE	682,783	11,026,051
Hermes International	1,755	3,274,523
Ipsen SA	183,185	21,651,080
La Francaise des Jeux SAEM(b)	425,078	13,711,713
L’Oreal SA.	20,389	8,570,118
Orange SA	7,758,101	91,251,107
Pernod Ricard SA	161,955	28,759,376
Sanofi	1,037,315	94,194,670
Thales SA	271,641	40,088,117
TotalEnergies SE	587,067	39,249,828
		522,041,418
Germany — 3.1%
Beiersdorf AG	379,528	49,915,518
Deutsche Boerse AG.	149,129	24,546,112
Deutsche Telekom AG, Registered	2,619,096	56,843,980
Hannover Rueck SE	18,243	4,028,298
Henkel AG & Co. KGaA	270,502	17,095,827
Security	Shares	Value

Germany (continued)
Merck KGaA	177,696	$26,838,919
Symrise AG, Class A	338,046	34,544,677
Telefonica Deutschland Holding AG	1,603,829	2,726,630
		216,539,961
Hong Kong — 6.7%
BOC Hong Kong Holdings Ltd.	16,267,000	43,018,725
CK Hutchison Holdings Ltd.	5,183,500	26,240,347
CK Infrastructure Holdings Ltd.	5,295,000	24,542,529
CLP Holdings Ltd.	9,625,500	70,446,934
Hang Seng Bank Ltd.	6,925,500	79,179,836
HKT Trust & HKT Ltd., Class SS	33,856,349	35,067,883
Hong Kong & China Gas Co. Ltd.	19,169,799	13,344,265
Jardine Matheson Holdings Ltd.	678,900	27,509,782
Link REIT	3,081,120	14,139,690
MTR Corp. Ltd.	15,296,748	57,182,056
Power Assets Holdings Ltd.	13,847,000	66,200,073
Sun Hung Kai Properties Ltd.	1,376,500	14,134,865
		471,006,985
Ireland — 0.4%
Kerry Group PLC, Class A	379,063	29,280,275

Israel — 1.7%
Bank Hapoalim BM	3,883,727	27,780,089
Bank Leumi Le-Israel BM	2,429,462	15,647,961
Check Point Software Technologies Ltd.(a)(c)	255,275	34,270,669
Elbit Systems Ltd.	104,482	19,433,784
ICL Group Ltd.	1,964,511	9,555,134
Isracard Ltd.	1	3
Mizrahi Tefahot Bank Ltd.	339,763	10,516,209
		117,203,849
Italy — 2.4%
Eni SpA	914,243	14,945,739
Ferrari NV	195,083	59,052,383
Infrastrutture Wireless Italiane SpA(b)	1,407,998	15,417,340
Recordati Industria Chimica e Farmaceutica SpA	682,646	31,575,357
Snam SpA	7,192,038	32,979,385
Terna - Rete Elettrica Nazionale	1,894,030	14,502,652
		168,472,856
Japan — 28.1%
Astellas Pharma Inc.	1,367,400	17,297,432
Bandai Namco Holdings Inc.	384,100	7,957,976
Bridgestone Corp.	496,500	18,790,144
Canon Inc.	2,408,700	56,943,295
Central Japan Railway Co.	2,395,700	53,923,361
Chiba Bank Ltd. (The)	3,280,300	24,433,444
Chubu Electric Power Co. Inc.	3,262,300	39,422,109
Chugai Pharmaceutical Co. Ltd.	1,016,300	30,139,967
Concordia Financial Group Ltd.	3,683,900	17,116,867
Daiichi Sankyo Co. Ltd.	104,800	2,702,183
East Japan Railway Co.	758,300	39,384,041
ENEOS Holdings Inc.	7,298,100	27,042,501
Fast Retailing Co. Ltd.	25,900	5,734,167
FUJIFILM Holdings Corp.	318,500	17,421,237
Hankyu Hanshin Holdings Inc.	325,500	10,241,399
Hikari Tsushin Inc.	45,700	6,593,268
Hirose Electric Co. Ltd.	291,200	32,992,675
Idemitsu Kosan Co. Ltd.	1,342,900	30,490,668
ITOCHU Corp.	1,727,200	62,215,513
Japan Post Bank Co. Ltd.	4,067,600	37,703,399
Japan Post Holdings Co. Ltd.	4,880,200	43,195,642
Japan Tobacco Inc.	1,747,900	40,689,113

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kao Corp.	188,300	$6,869,917
KDDI Corp.	1,312,200	39,254,102
Keio Corp.	420,800	12,487,013
Keisei Electric Railway Co. Ltd.	243,300	9,165,021
Kintetsu Group Holdings Co. Ltd.	998,300	28,088,920
Kirin Holdings Co. Ltd.	399,700	5,617,111
Kobayashi Pharmaceutical Co. Ltd.	71,400	2,947,623
Kyowa Kirin Co. Ltd.	1,247,800	19,570,847
McDonald’s Holdings Co. Japan Ltd.(c)	855,800	33,297,268
MEIJI Holdings Co. Ltd.	1,456,900	35,860,146
Mitsubishi Corp.	451,000	21,023,611
Mitsubishi UFJ Financial Group Inc.	2,846,600	23,880,546
Mizuho Financial Group Inc.	5,256,920	89,253,986
MS&AD Insurance Group Holdings Inc.	208,700	7,646,875
NEC Corp.	547,800	26,376,899
Nippon Express Holdings Inc.	76,100	3,911,188
Nippon Telegraph & Telephone Corp.	62,493,900	73,541,242
Nissin Foods Holdings Co. Ltd.	513,500	44,678,929
Nitori Holdings Co. Ltd.	238,900	25,871,614
Nomura Research Institute Ltd.	245,200	6,436,483
Obayashi Corp.	1,829,600	15,671,998
Obic Co. Ltd.	200,400	29,622,383
Odakyu Electric Railway Co. Ltd.	764,100	10,877,977
Ono Pharmaceutical Co. Ltd.	2,016,800	34,829,088
Oracle Corp. Japan	161,700	11,470,946
Oriental Land Co. Ltd.	724,300	23,427,745
Osaka Gas Co. Ltd.	1,961,400	36,987,638
Otsuka Corp.	360,800	14,466,133
Otsuka Holdings Co. Ltd.	2,624,900	88,317,237
Pan Pacific International Holdings Corp.	1,379,200	26,709,383
Secom Co. Ltd.	679,700	47,208,431
Sekisui Chemical Co. Ltd.	822,300	11,262,936
Sekisui House Ltd.	1,710,300	33,492,371
SG Holdings Co. Ltd.	1,230,800	17,446,111
Shimizu Corp.	890,100	6,334,383
Shionogi & Co. Ltd.	224,500	10,453,754
Shizuoka Financial Group Inc., NVS	4,296,700	36,538,068
SoftBank Corp.	7,401,500	83,687,710
Sumitomo Mitsui Financial Group Inc.	317,700	15,315,674
Suntory Beverage & Food Ltd.	1,036,100	31,179,405
Takeda Pharmaceutical Co. Ltd.	2,222,600	60,331,870
Tobu Railway Co. Ltd.	1,352,400	32,551,501
Tokio Marine Holdings Inc.	758,800	16,976,039
Tokyo Gas Co. Ltd.	1,194,000	26,813,847
Tokyu Corp.	1,656,200	18,696,895
Trend Micro Inc.	198,000	7,461,554
USS Co. Ltd.	2,016,400	35,244,446
Welcia Holdings Co. Ltd.	943,500	15,639,271
West Japan Railway Co.	402,800	15,352,539
Yakult Honsha Co. Ltd.	815,900	19,226,625
Yamato Holdings Co. Ltd.	598,900	9,975,287
		1,981,778,987
Netherlands — 4.4%
Davide Campari-Milano NV	511,300	5,651,790
Heineken Holding NV	149,689	11,388,864
Heineken NV	258,144	23,192,551
JDE Peet’s NV	816,427	22,667,729
Koninklijke Ahold Delhaize NV	3,442,984	101,952,910
Koninklijke KPN NV	11,546,478	38,809,771
OCI NV	192,616	4,488,103
QIAGEN NV(a)	1,333,839	49,709,643
Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	386,135	$49,543,430
		307,404,791
New Zealand — 0.6%
Auckland International Airport Ltd.	3,891,167	16,639,731
Fisher & Paykel Healthcare Corp. Ltd.	521,010	6,316,674
Spark New Zealand Ltd.	6,152,910	17,862,629
		40,819,034
Norway — 0.1%
Telenor ASA	428,975	4,385,151

Portugal — 0.6%
Jeronimo Martins SGPS SA	1,979,868	45,645,603

Singapore — 4.4%
DBS Group Holdings Ltd.	2,956,700	71,029,736
Genting Singapore Ltd.	34,718,400	21,812,000
Oversea-Chinese Banking Corp. Ltd.(c)	5,915,299	54,841,395
Singapore Exchange Ltd.	7,587,700	52,534,638
Singapore Technologies Engineering Ltd.(c)	14,342,100	39,372,744
Singapore Telecommunications Ltd.	5,587,000	9,708,383
United Overseas Bank Ltd.	3,137,100	61,878,320
		311,177,216
Spain — 3.1%
Aena SME SA(b)	112,473	16,319,905
Enagas SA	342,777	5,734,209
Endesa SA	1,131,552	21,289,777
Iberdrola SA	2,716,220	30,209,848
Industria de Diseno Textil SA	2,530,124	87,334,738
Naturgy Energy Group SA	542,733	15,356,452
Redeia Corp. SA	2,348,586	36,626,004
Repsol SA	671,477	9,831,865
		222,702,798
Sweden — 0.1%
Swedish Orphan Biovitrum AB(a)	297,143	6,112,889

Switzerland — 13.7%
Alcon Inc.	69,786	4,995,012
Baloise Holding AG, Registered	149,900	21,523,518
Banque Cantonale Vaudoise, Registered	295,018	33,347,142
Barry Callebaut AG, Registered	19,399	29,412,711
BKW AG	192,829	32,416,087
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	919	10,174,440
EMS-Chemie Holding AG, Registered	68,833	47,085,884
Geberit AG, Registered	30,300	14,108,092
Givaudan SA, Registered	9,113	30,332,806
Helvetia Holding AG, Registered	28,604	3,845,344
Holcim AG	75,876	4,691,243
Kuehne + Nagel International AG, Registered	151,983	40,984,286
Lonza Group AG, Registered	5,957	2,086,165
Nestle SA, Registered	893,735	96,379,244
Novartis AG, Registered	1,131,278	105,909,745
Roche Holding AG, Bearer	213,116	58,076,468
Roche Holding AG, NVS	325,752	83,949,405
Sandoz Group AG(a)	225,733	5,868,835
Schindler Holding AG, Registered	196,344	38,275,470
SGS SA	560,532	45,778,994
Swatch Group AG (The), Registered	146,172	7,079,223
Swiss Prime Site AG, Registered	773,350	71,881,263
Swisscom AG, Registered	176,896	105,994,103
Zurich Insurance Group AG	156,585	74,376,706
		968,572,186

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 10.1%
AstraZeneca PLC	573,997	$71,866,496
BAE Systems PLC	7,031,087	94,542,547
British American Tobacco PLC	288,895	8,629,988
Bunzl PLC	664,557	23,708,852
Compass Group PLC	1,079,164	27,207,189
DCC PLC	112,943	6,274,436
Diageo PLC	161,584	6,110,456
GSK PLC	4,759,128	84,839,836
Hikma Pharmaceuticals PLC	651,350	15,091,470
HSBC Holdings PLC	3,104,953	22,419,051
National Grid PLC	6,862,151	81,817,210
Pearson PLC	1,243,559	14,395,095
Reckitt Benckiser Group PLC	785,013	52,522,805
RELX PLC	1,578,398	55,129,795
Sage Group PLC (The)	787,607	9,304,638
Severn Trent PLC	534,013	17,239,186
Tesco PLC	10,022,447	32,889,237
Unilever PLC	1,689,487	80,015,152
United Utilities Group PLC	845,491	10,935,208
		714,938,647

Total Long-Term Investments — 99.3%
(Cost: $7,229,177,830)		6,999,581,557
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	8,675,203	$8,678,673
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	1,230,000	1,230,000

Total Short-Term Securities — 0.1%
(Cost: $9,907,393)		9,908,673

Total Investments — 99.4%
(Cost: $7,239,085,223)		7,009,490,230

Other Assets Less Liabilities — 0.6%		41,789,132

Net Assets — 100.0%		$7,051,279,362

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,820,223	$—	$(3,141,938	)(a)	$328	$60	$8,678,673	8,675,203	$18,387	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,290,000	—	(60,000	)(a)	—	—	1,230,000	1,230,000	14,937		—
					$328	$60	$9,908,673		$33,324		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	93	12/07/23	$14,011	$(409,403)
Euro STOXX 50 Index	206	12/15/23	8,894	(327,021)
FTSE 100 Index	82	12/15/23	7,319	(293,730)
SPI 200 Index	89	12/21/23	9,613	(466,989)
2-Year U.S. Treasury Note	49	12/29/23	9,920	(13,948)
				$(1,511,091)

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
October 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$153,214,722	$6,846,366,835	$—	$6,999,581,557
Short-Term Securities
Money Market Funds	9,908,673	—	—	9,908,673
	$163,123,395	$6,846,366,835	$—	$7,009,490,230
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,497,143)	$—	$(1,497,143)
Interest Rate Contracts	(13,948)	—	—	(13,948)
	$(13,948)	$(1,497,143)	$—	(1,511,091)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

4